Property, Plant and Equipment (Details Textual) - CNY (¥)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment (Textual)
Iimpairment for property, plant and equipment